13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013

Accumulated OCI, beginning of period:
Currency translation adjustment	$208,935	$929,806	$465,615	$3,253,019

Other comprehensive income (loss) for the period:
Currency translation adjustments	$(1,879,527)	$1,099,467	$(2,136,207)	$(1,223,746)

Accumulated OCI, end of period:
Currency translation adjustment	$(1,670,592)	$2,029,273	$(1,670,592)	$2,029,273